Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Long-term Purchase Commitment [Line Items]
Schedule of Long-term Contracts for Purchase of Electric Power
The Company’s expenses under these PUD contracts were as follows for the years ended December 31:

(Dollars in Thousands)	2025	2024	2023
PUD contract costs	$219,263	$211,800	$174,385
As of December 31, 2025, the Company purchased portions of the power output of the PUDs’ projects as set forth in the following table:

		Company’s Share of
(Dollars in Thousands)	Contract Expiration	2026 Percent of Output	2026 Megawatt Capacity	Estimated 2026 Total Costs	2026 Debt Service Costs	Interest included in 2026 Debt Service Costs	Debt Outstanding
Rock Island and Rocky Reach Projects	2051	35.0%	764	$172,123	$26,126	$6,980	$150,913
Wells Project	2032	20.0%	168	74,216	—	—	—
Priest Rapids and Wanapum Projects	2052	9.0%	179	86,362	721	386	8,533

Total			1,111	$332,701	$26,847	$7,366	$159,446

Schedule of Long-term Purchase Commitments
The following table summarizes the Company’s estimated obligations for energy production service contracts through the terms of its existing contracts.

Service Contract Obligations (Dollars in Thousands)	2026	2027	2028	2029	2030	Thereafter	Total
Energy production service contracts	$38,372	$39,054	$42,082	$43,159	$42,905	$38,368	$243,940

Electricity, Purchased [Member]
Long-term Purchase Commitment [Line Items]
Schedule of Long-term Purchase Commitments
The following table summarizes the Company’s estimated payment obligations for electric portfolio contracts. These contracts have varying terms and may include escalation and termination provisions.

(Dollars in Thousands)	2026	2027	2028	2029	2030	Thereafter	Total
Renewable energy	$488,041	$394,573	$464,891	$439,601	$417,400	$7,098,946	$9,303,452
Capacity	136,659	135,999	117,565	115,176	97,218	406,693	1,009,310
Other	616,498	319,321	200,574	169,361	106,393	458,258	1,870,405

Total	$1,241,198	$849,893	$783,030	$724,138	$621,011	$7,963,897	$12,183,167

Natural Gas
Long-term Purchase Commitment [Line Items]
Schedule of Long-term Purchase Commitments
The following table summarizes the Company’s obligations for future natural gas supply and demand charges through the primary terms of its existing contracts. The quantified obligations are based on the FERC and Canadian Energy Regulator (CER) currently authorized rates, which are subject to change.

Natural Gas Supply and Demand Charge Obligations (Dollars in Thousands)	2026	2027	2028	2029	2030	Thereafter	Total
Natural gas wholesale market transactions	$520,649	$424,660	$265,083	$155,465	$76,323	$—	$1,442,180
Firm transportation service	184,218	182,042	176,006	144,404	123,190	541,516	1,351,376
Firm storage service	8,476	8,189	2,678	837	837	4,109	25,126

Total	$713,343	$614,891	$443,767	$300,706	$200,350	$545,625	$2,818,682